UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

 Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2020

Date of reporting period:  February 29, 2020

Item 1. Schedule of Investments.

Schedule of Investments February 29, 2020 (Unaudited)

Reinhart Mid Cap PMV Fund

Description	Shares	Value
COMMON STOCKS - 101.5%
Communication Services - 6.0%
Discovery, Class A *	226,210	$5,813,597
Interpublic Group of Companies	265,510	5,671,294
		11,484,891
Consumer Discretionary - 13.1%
Aramark	107,923	3,749,245
eBay	184,420	6,388,309
Expedia Group	59,500	5,867,890
Hanesbrands	349,030	4,621,157
LKQ *	158,930	4,701,150
		25,327,751
Consumer Staples - 3.5%
Ingredion	82,000	6,830,600

Energy - 5.7%
National Oilwell Varco	293,240	5,486,520
Pioneer Natural Resources	45,420	5,576,668
		11,063,188
Financials - 23.7%
BOK Financial	64,541	4,672,768
Citizens Financial Group	177,810	5,634,799
Fifth Third Bancorp	147,810	3,606,564
Invesco	385,800	5,555,520
Loews	127,680	5,826,038
Northern Trust	48,910	4,292,342
Progressive	69,000	5,048,040
Signature Bank	44,095	5,516,285
White Mountains Insurance Group	5,633	5,577,233
		45,729,589
Health Care - 6.9%
Cerner	44,300	3,068,661
Encompass Health	90,287	6,757,079
Universal Health Services, Class B	28,650	3,545,151
		13,370,891
Industrials - 13.5%
Allison Transmission Holdings	116,000	4,709,600
AMERCO	16,995	5,481,058
Arconic	124,820	3,663,467
Carlisle Companies	22,970	3,337,311
Masco	79,570	3,287,832
Snap-on	38,795	5,615,576
		26,094,844
Information Technology - 7.4%
Citrix Systems	41,710	4,312,397
Cognizant Technology Solutions, Class A	104,560	6,370,841
Fidelity National Financial	93,500	3,624,060
		14,307,298
Materials - 2.4%
Axalta Coating Systems *	185,210	4,615,433

Real Estate - 11.1%
Jones Lang LaSalle	33,690	4,978,371
Ryman Hospitality Properties - REIT	82,900	5,762,379
Ventas - REIT	91,920	4,942,538
Weyerhaeuser - REIT	218,020	5,664,160
		21,347,448
Utilities - 8.2%
Avista	96,800	4,564,120
UGI	160,750	5,793,430
Vistra Energy	284,710	5,474,973
		15,832,523
TOTAL COMMON STOCKS
(Cost $198,110,678)		196,004,456

SHORT-TERM INVESTMENT - 5.7%
First American Treasury Obligations Fund, Class X, 1.49% ^
(Cost $10,938,264)	10,938,264	10,938,264

Total Investments - 107.2%
(Cost $209,048,942)		206,942,720
Other Assets and Liabilities, Net - (7.2)%		(13,908,571)
Total Net Assets - 100.0%		$193,034,149

* Non-income producing security.
^ The rate shown is the annualized seven-day effective yield as of February 29, 2020.
REIT - Real Estate Investment Trust
The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 29, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$196,004,456	$-	$-	$196,004,456
Short-Term Investment	10,938,264	-	-	10,938,264
Total Investments	$206,942,720	$-	$-	$206,942,720

Refer to Schedule of Investments for furhter information on the classification of investments.

Schedule of Investments February 29, 2020 (Unaudited)

Reinhart Genesis PMV Fund

Description	Shares	Value
COMMON STOCKS - 67.9%
Consumer Discretionary - 13.7%
Bloomin' Brands	76,460	$1,375,515
Carter's	11,350	1,038,184
Dorman Products *	5,470	331,701
frontdoor *	11,000	466,400
Gentex	25,430	678,981
Grand Canyon Education *	20,400	1,645,872
IAA *	14,850	634,392
Michaels *	125,100	536,679
Thor Industries	12,380	933,576
Viad	14,860	745,972
		8,387,272
Financials - 13.5%
1st Source	27,860	1,171,513
Air Lease	34,980	1,341,833
First Citizens BancShares, Class A	2,430	1,101,543
First Hawaiian	43,490	1,041,586
International Bancshares	26,520	904,332
White Mountains Insurance Group	1,750	1,732,675
Wintrust Financial	18,000	961,380
		8,254,862
Health Care - 5.8%
Encompass Health	22,920	1,715,333
Premier, Class A *	61,810	1,819,068
		3,534,401
Industrials - 15.3%
Aerojet Rocketdyne Holdings *	42,277	2,083,411
AMERCO	4,843	1,561,916
Astronics *	34,834	706,085
EMCOR Group	8,158	627,513
GMS *	32,280	737,598
Insperity	22,030	1,481,958
KAR Auction Services	17,050	328,213
TriNet Group *	31,500	1,665,090
UniFirst	998	185,438
		9,377,222
Information Technology - 6.3%
ACI Worldwide *	43,500	1,212,345
ASGN *	28,400	1,440,164
Gentherm *	5,863	239,093
MAXIMUS	15,000	945,300
		3,836,902
Materials - 1.3%
GrafTech International	102,500	836,400

Real Estate - 12.0%
Alexander & Baldwin - REIT	86,220	1,620,936
Extended Stay America	155,620	1,708,708
Life Storage - REIT	8,110	875,150
Marcus & Millichap *	52,560	1,679,818
Ryman Hospitality Properties - REIT	20,840	1,448,588
		7,333,200
TOTAL COMMON STOCKS
(Cost $46,541,794)		41,560,259

SHORT-TERM INVESTMENT - 11.1%
First American Treasury Obligations Fund, Class X, 1.49% ^
(Cost $6,813,575)	6,813,575	6,813,575

Total Investments - 79.0%
(Cost $53,355,369)		48,373,834
Other Assets and Liabilities, Net - 21.0%		12,872,577
Total Net Assets - 100.0%		$61,246,411

* Non-income producing security.
^ The rate shown is the annualized seven-day effective yield as of February 29, 2020.
REIT - Real Estate Investment Trust
The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 29, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$41,560,259	$-	$-	$41,560,259
Short-Term Investment	6,813,575	-	-	6,813,575
Total Investments	$48,373,834	$-	$-	$48,373,834

Refer to Schedule of Investments for furhter information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Managed Portfolio Series

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                        Brian R. Wiedmeyer, President

Date   April 14, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *  /s/ Brian R. Wiedmeyer
                                            Brian R. Wiedmeyer, President

Date   April 14, 2020

By (Signature and Title) *  /s/ Benjamin J. Eirich
                                            Benjamin J. Eirich, Treasurer

Date   April 13, 2020

* Print the name and title of each signing officer under his or her signature.